Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2023-10-01	12 Months Ended
Dec. 27, 2025
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Oct. 01, 2023
Erroneous Compensation Analysis	Effective October 1, 2023, the Clawback Policy requires that in the event the Company is required to prepare an Accounting Restatement, the Company shall promptly recoup the amount of any “Erroneously Awarded Compensation” (as defined in the Clawback Policy) received by any Named Executive during the three completed fiscal years immediately preceding the date on which the Company is required to prepare such Accounting Restatement within or immediately following those three completed fiscal years. The amount of Erroneously Awarded Compensation subject to recovery under the Clawback Policy, as determined by the Board, is the amount of Incentive-Based Compensation received by the Named Executive that exceeds the amount of Incentive-Based Compensation that would have been received by the Named Executive had it been determined based on the restated amounts. Amounts paid to a Named Executive under the Company’s annual ICP and amounts received by a Named Executive upon vesting of Performance-Based Regular RSU Awards or
TSR-based
RSU Awards granted to a Named Executive under the Employee Equity Plan are considered Incentive-Based Compensation subject to the Clawback Policy.